Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V. (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) Attributable to CNH Global N.V. [Abstract]
Components of accumulated other comprehensive income (loss)

The components of accumulated other comprehensive income (loss) as of December 31, 2012, and 2011 are as follows:

	2012	2011
	(in millions)
Cumulative translation adjustment	$(20)	$102
Adjustment to recognize the underfunded status of defined benefit plans, net of taxes ($373 million and $370 million, respectively)	(827)	(667)
Deferred losses on derivative financial instruments, net of taxes ($12 million and $20 million, respectively)	(39)	(68)
Unrealized gain on available for sale securities, net of taxes ($(1) million and $(2) million, respectively)	2	3

Total	$(884)	$(630)